UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2007

Check here if amendment |_|: Amendment Number: ___
This Amendment (Check one only.):   |_| is a restatement
                                    |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     PilotRock Investment Partners GP, LLC
Address:  1700 East Putnam Avenue
          Old Greenwich, CT 06870

Form 13F File Number: 28-10617

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Thomas D. O'Malley, Jr.
Title:   Managing Member
Phone:   (203) 698-8800

Signature, Place and Date of Signing:

/s/ Thomas D. O'Malley, Jr.         Old Greenwich, CT         May 14, 2007
---------------------------         -----------------         ------------
(Signature)                           (City, State)              (Date)

Report Type (Check one only.):

|X| 13F Holdings Report.
(Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F Notice.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F Combination Report.
(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                Name

------------------                  --------------------------

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1
Form 13F Information Table Entry Total:     34
Form 13F Information Table Value Total:     620898
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of names and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number       Name
---   --------------------       ----

1     28-10619                   O'Malley, Jr., Thomas D.

                           TITLE OF                     VALUE       SHARES/  SH/ PUT/  INVSTMT   OTHER        VOTING AUTHORITY
    NAME OF ISSUER          CLASS          CUSIP       (x1000)      PRN AMT  PRN CALL  DSCRETN  MANAGERS  SOLE     SHARED    NONE
-----------------------    --------      ---------     -------      -------  --- ----  ------- ---------- -----    ------    ----
AK STL HLDG CORP.          COM           001547108      44005       1881367  SH                             X        1      1881367
ALTRIA GROUP INC.          COM           02209S103      31636        360277  SH                             X        1       360277
ANNTAYLOR STORES CORP      COM           036115103       8813        227248  SH                             X        1       227248
ATLAS AIR WORLDWIDE
 HLDGS INC.                COM           049164205       5454        103436  SH                             X        1       103436
BARNES & NOBLE INC.        COM           067774109      16247        411835  SH                             X        1       411835
BORDERS GROUP INC.         COM           099709107      12252        600000  SH                             X        1       600000
CHAMPION ENTERPRISES INC   COM           158496109       4620        525000  SH                             X        1       525000
COMMSCOPE INC              COM           203372107      15015        350000  SH                             X        1       350000
CORNING INC                COM           219350105      17414        765800  SH                             X        1       765800
DADE BEHRING HLDGS
 INC.                      COM           23342J206      35648        812945  SH                             X        1       812945
DEVON ENERGY CORP NEW      COM           25179M103      10383        150000  SH                             X        1       150000
FREEPORT-MCMORAN
 COOPER & GO               CLB           35671D857      42613        643800  SH                             X        1       643800
GENTEK INC.                COM           37245X203      15897        466741  SH                             X        1       466741
GLOBAL PMTS INC            COM           37940X102       5821        170902  SH                             X        1       170902
KLA-TENCOR CORP            COM           482480100      10664        200000  SH                             X        1       200000
KRISPY KREME DOUGHNUTS
 INC.                      COM           501014104      10576       1037912  SH                             X        1      1037912
LCA VISION INC.            COM           501803308      19193        465961  SH                             X        1       465961
MASTERCARD INC.            CLA           57636Q104      21652        203800  SH                             X        1       203800
MCDERMOTT INTL INC         COM           580037109      12245        250000  SH                             X        1       250000
MIRANT CORP.               COM           60467R100      50900       1258022  SH                             X        1      1258022
NII HOLDINGS INC.          CLB           62913F201      32506        438210  SH                             X        1       438210
NRG ENERGY INC.            COM           629377508       9506        131960  SH                             X        1       131960
NYSE GROUP INC.            COM           62949W103      16047        171171  SH                             X        1       171171
NATIONAL CINEMEDIA INC     COM           635309107       8154        305398  SH                             X        1       305398
OFFICE DEPOT INC           COM           676220106       5499        156500  SH                             X        1       156500
QUALCOMM INC.              COM           747525103      33101        775937  SH                             X        1       775937
RESEARCH IN MOTION LTD.    COM           760975102      17714        129780  SH                             X        1       129780
SANDISK CORP               COM           80004C101      10950        250000  SH                             X        1       250000
SCHLUMBERGER LTD           COM           806857108       6910        100000  SH                             X        1       100000
SPRINT NEXTEL CORP         COM           852061100      19321       1019057  SH                             X        1      1019057
SUNOCO INC                 COM           86764P109      14088        200000  SH                             X        1       200000
VALERO ENERGY CORP NEW     COM           91913Y100      30981        480400  SH                             X        1       480400
VISTEON CORP.              COM           92839U107      13394       1568400  SH                             X        1      1568400
WINN-DIXIE STORES INC      COM           974280307      11679        661693  SH                             X        1       661693
TOTAL                                                  620898